Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets
3.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	March 31, 2021	December 31, 2020
Deposits	$170,000	$170,000
Legal retainer	51,342	43,038
Others	3,651	-
	$224,993	$213,038

During the year-ended December 31, 2020, the Company entered into a land purchase agreement in relation to construction of a facility in Coachella, California. A deposit of $170,000 has been paid and the balance of the purchase price is subject to financing. On April 6, 2021, the scheduled close of escrow was extended to April 30, 2021 and the purchase price was increased to $4.4 million. . As of June 3, 2021, the scheduled close of escrow was being re-negotiated by the Company for further extension.

6.	PREPAID EXPENSES AND DEPOSITS

	December 31, 2020	December 31, 2019
Deposits	$170,000	$4,443
Legal retainer	43,038	88,369
Prepaid expenses	-	5,005
	$213,038	$97,817

During the year-ended December 31, 2020, the Company entered into a land purchase agreement in relation to construction of a facility in Coachella, California. A deposit of $170,000 has been paid and the balance of the purchase price is subject to financing (see Note 15).